                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                -----------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Absolute Return Investors, LLC*
           -----------------------------------
Address:   111 Huntington Avenue
           -----------------------------------
           Boston, Massachusetts 02199
           -----------------------------------


Form 13F File Number:  28-12300
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael F. Goss
           -----------------------------------
Title:     Managing Member
           -----------------------------------
Phone:     (617) 516-2000
           -----------------------------------

Signature, Place, and Date of Signing:

    /s/ Michael F. Goss              Boston, MA                  11/16/09
---------------------------  ---------------------------  ---------------------
       [Signature]                 [City, State]                 [Date]

* Absolute Return Investors, LLC is the general partner of Absolute Return Investors, L.P., the general partner of Absolute Return Capital Partners, L.P. Michael F. Goss is the managing member of Absolute Return Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
---------------------     --------------------------------
28-

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2
                                          ----------

Form 13F Information Table Entry Total:    111
                                          ----------

Form 13F Information Table Value Total:    74,727
                                          ----------
                                          (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.     Form 13F File Number   Name

    1      28-12297               Absolute Return Capital Partners, L.P.
   ---     -----------            ---------------------------------------

    2      28-12301               Absolute Return Investors, L.P.
   ---     -----------            ---------------------------------------

                        Absolute Return Investors, LLC
                   Form 13F Information Table as of 09/30/09

                                                             Market
                                                             Value                               Voting
                                                              Long          Investment  Other   Authority
NAME OF ISSUER                Title of Class   Cusip   1,000 x1000  SHARES  Discretion Managers   Sole    Shared None
--------------                -------------- --------- ----- ------ ------- ---------- -------- --------- ------ ----

AGFEED INDUSTRIES INC              COM       00846L101   159   SH     29760    SOLE                 X
AIRCASTLE LTD                      COM       G0129K104   111   SH     11430    SOLE                 X
ALLIANCE ONE INTL INC              COM        18772103   437   SH     97557    SOLE                 X
ALLIED WRLD ASSUR COM HLDG L       SHS       G0219G203   857   SH    17,876    SOLE                 X
AMERICAN ORIENTAL BIOENGR IN       COM       028731107   193   SH    39,615    SOLE                 X
AMERICAN REPROGRAPHICS CO          COM        29263100   731   SH     76833    SOLE                 X
AMERIGROUP CORP                    COM       03073T102   421   SH     18991    SOLE                 X
SELECT SECTOR SPDR TR            SBI INT-
                                  ENERGY     81369Y506 13941   SH   258,556    SOLE                 X
APOLLO GROUP INC                   CL A       37604105  1288   SH     17481    SOLE                 X
ARCHER DANIELS MIDLAND CO          COM        39483102   867   SH     29667    SOLE                 X
ASHLAND INC NEW                    COM        44209104   897   SH     20752    SOLE                 X
ASPEN INSURANCE HOLDINGS LTD
 CMN                               SHS       G05384105  1237   SH    46,718    SOLE                 X
ATC TECHNOLOGY CORP                COM       00211W104   745   SH     37722    SOLE                 X
ATLANTIC TELE NETWORK INC        COM NEW      49079205  1271   SH     23797    SOLE                 X
BARNES & NOBLE INC                 COM        67774109   268   SH     12075    SOLE                 X
BIG LOTS INC                       COM        89302103   963   SH     38507    SOLE                 X
BLACK BOX CORP DEL                 COM       091826107   201   SH     8,026    SOLE                 X
BLACKBAUD INC                      COM       09227Q100   404   SH     17425    SOLE                 X
BLACKROCK INC                      COM       09247X101   622   SH      2871    SOLE                 X
BORDERS GROUP INC                  COM        99709107    40   SH     12711    SOLE                 X
CASH AMER INTL INC                 COM       14754D100   951   SH    31,538    SOLE                 X
CENTENE CORP DEL                   COM       15135B101  1143   SH     60358    SOLE                 X
CENTRAL GARDEN & PET CO         CL A NON-
                                   VTG       153527205   190   SH     17382    SOLE                 X
CERADYNE INC                       COM       156710105   418   SH     22805    SOLE                 X
CINCINNATI BELL INC NEW            COM       171871106  1061   SH    303160    SOLE                 X
CITIGROUP INC                      COM       172967101   109   SH     22594    SOLE                 X
COACH INC                          COM       189754104   558   SH     16963    SOLE                 X
COMPASS DIVERSIFIED HOLDINGS    SH BEN INT   20451Q104   115   SH     10989    SOLE                 X
COPA HOLDINGS SA                   CL A      P31076105   518   SH     11652    SOLE                 X
CORINTHIAN COLLEGES INC            COM       218868107   351   SH     18919    SOLE                 X
CSG SYS INTL INC                   COM       126349109  1149   SH     71766    SOLE                 X
CVR ENERGY INC                     COM       12662P108   130   SH     10412    SOLE                 X
CYPRESS SEMICONDUCTOR CORP         COM       232806109   304   SH     29435    SOLE                 X
DECKERS OUTDOOR CORP               COM       243537107  1381   SH     16272    SOLE                 X
DELUXE CORP                        COM       248019101   482   SH     28161    SOLE                 X
DOLBY LABORATORIES INC             COM       25659T107  1081   SH     28302    SOLE                 X
EARTHLINK INC                      COM       270321102    99   SH     11801    SOLE                 X
EMCOR GROUP INC                    COM       29084Q100   226   SH      8940    SOLE                 X
EMERGENCY MEDICAL SERVIC           COM       29100P102   257   SH      5530    SOLE                 X
ENCORE WIRE CORP                   COM       292562105   201   SH      8975    SOLE                 X
ENDO PHARMACEUTICALS HLDGS
 INC                               COM       29264F205   278   SH    12,268    SOLE                 X
ENERGEN CORP                       COM       29265N108  1155   SH    26,796    SOLE                 X
ENSCO INTL INC                     COM       26874Q100   757   SH    17,789    SOLE                 X
EZCORP INC                     CL A NON VTG  302301106   230   SH     16840    SOLE                 X
FINISH LINE INC                    CL A      317923100   108   SH     10676    SOLE                 X
FORCE PROTECTION INC               COM       345203202   107   SH     19598    SOLE                 X

FOSSIL INC                        COM     349882100  354 SH   12446 SOLE          X
FRANKLIN RES INC                  COM     354613101  516 SH    5125 SOLE          X
GARMIN LTD                        ORD     G37260109  841 SH   22279 SOLE          X
GFI GROUP INC                     COM     361652209  341 SH  47,122 SOLE          X
GT SOLAR INTL INC                 COM     3623E0209   59 SH   10212 SOLE          X
GULFMARK OFFSHORE INC             COM     402629109  405 SH   12355 SOLE          X
HAWAIIAN HOLDINGS INC             COM     419879101  421 SH   51026 SOLE          X
HEALTHSPRI                        COM     42224N101  295 SH   24104 SOLE          X
HERBALIFE LTD                     COM     G4412G101 1130 SH  34,514 SOLE          X
INSIGHT ENTERPRISES INC           COM     45765U103  403 SH  33,041 SOLE          X
ISHARES INC                   MSCI GERMAN 464286806  356 SH  16,025 SOLE          X
ISHARES INC                   MSCI JAPAN  464286848  555 SH  55,840 SOLE          X
JAKKS PAC INC                     COM     47012E106  307 SH   21472 SOLE          X
KFORCE INC                        COM     493732101  338 SH   28130 SOLE          X
KNIGHT CAPITAL GROUP INC         CL A     499005106  661 SH   30385 SOLE          X
LINCARE HOLDINGS INC CMN          COM     532791100 1031 SH  32,981 SOLE          X
LSB INDS INC                      COM     502160104  178 SH   11426 SOLE          X
MEDCATH CORP                      COM     58404W109  278 SH   31749 SOLE          X
METHODE ELECTRS INC               COM     591520200  218 SH   25190 SOLE          X
MICREL INC                        COM     594793101   86 SH   10518 SOLE          X
MICROSTRATEGY INC              CL A NEW   594972408  330 SH   4,619 SOLE          X
MIRANT CORP NEW                   COM     60467R100 1089 SH   66310 SOLE          X
MOLINA HEALTHCARE INC             COM     60855R100  406 SH   19625 SOLE          X
MSC INDL DIRECT INC              CL A     553530106  467 SH   10716 SOLE          X
MURPHY OIL CORP                   COM     626717102 1126 SH   19553 SOLE          X
NRG ENERGY INC                  COM NEW   629377508  844 SH   29936 SOLE          X
OM GROUP INC                      COM     670872100  322 SH   10588 SOLE          X
OMNOVA SOLUTIONS INC              COM     682129101  104 SH   16010 SOLE          X
OPTIONSXPRESS HOLDINGS INC        COM     684010101  590 SH  34,148 SOLE          X
OXFORD INDS INC                   COM     691497309  934 SH   47400 SOLE          X
PACTIV CORP                       COM     695257105  880 SH   33793 SOLE          X
PEOPLES BANCORP INC               COM     712704105  263 SH   16884 SOLE          X
ELLIS PERRY INTL INC              COM     288853104  216 SH  13,468 SOLE          X
PHOENIX COS INC NEW               COM     71902E109  204 SH   62754 SOLE          X
PREMIERE GLOBAL SVCS INC          COM     740585104  161 SH  19,363 SOLE          X
QUESTCOR PHARMACEUTICALS INC      COM     74835Y101  256 SH   46399 SOLE          X
QWEST COMMUNICATIONS INTL         COM     749121109  188 SH  49,350 SOLE          X
SEI INVESTMENTS CO                COM     784117103  219 SH  11,148 SOLE          X
SKYWEST INC                       COM     830879102  514 SH  31,007 SOLE          X
SPDR TR                       UNIT SER 1  78462F103 9191 SH  87,046 SOLE          X
SWS GROUP INC                     COM     78503N107  233 SH   16193 SOLE          X
SYNAPTICS INC                     COM     87157D109  491 SH   19500 SOLE          X
SYNNEX CORP                       COM     87162W100  311 SH   10214 SOLE          X
TD AMERITRADE HLDG CORP           COM     87236Y108  369 SH   18787 SOLE          X
TECH DATA CORP                    COM     878237106  528 SH   12701 SOLE          X
TENET HEALTHCARE CORP             COM     88033G100   67 SH   11425 SOLE          X
TESSERA TECHNOLOGIES INC          COM     88164L100  303 SH   10864 SOLE          X
TEXAS INSTRS INC                  COM     882508104  204 SH    8625 SOLE          X
TITANIUM METALS CORP            COM NEW   888339207  490 SH   51064 SOLE          X
TRIDENT MICROSYSTEMS INC          COM     895919108   74 SH   28399 SOLE          X
TRUEBLUE INC                      COM     89785X101  351 SH   24946 SOLE          X
TRUSTCO BK CORP N Y               COM     898349105   89 SH   14195 SOLE          X
TUTOR PERINI CORP                 COM     901109108  423 SH   19846 SOLE          X

UGI CORP NEW               COM  902681105 244 SH    9724 SOLE            X
UNIFIRST CORP MASS         COM  904708104 432 SH    9729 SOLE            X
UNITED AMER INDEMNITY LTD  CL A 90933T109 152 SH   20605 SOLE            X
UNITED ONLINE INC          COM  911268100 408 SH   50705 SOLE            X
UNIVERSAL AMERN FINL       COM  913377107 118 SH   12567 SOLE            X
WABCO HLDGS INC            COM  92927K102 314 SH   14958 SOLE            X
WEBMD HEALTH CORP          CL A 94770V102 254 SH    7679 SOLE            X
WESCO INTNL INC            COM  95082P105 627 SH  21,783 SOLE            X
WESTERN DIGITAL CORP       COM  958102105 776 SH  21,245 SOLE            X
WESTERN REFNG INC          COM  959319104  91 SH   14088 SOLE            X
WORLD FUEL SVCS CORP       COM  981475106 659 SH   13709 SOLE            X
ZUMIEZ INC                 COM  989817101 175 SH   10643 SOLE            X